MARKETABLE SECURITIES (Summary of Changes in Fair Value of Company's Marketable Securities) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Balance at beginning of the period	$ 40,966	$ 56,662	$ 56,662
Additions	19,640	2,551	38,702
Sale or maturity	(19,852)	(23,773)	(54,333)
Changes in fair value during the period	(76)	$ 79	(65)
Balance at end of the period	$ 40,678		$ 40,966